Share-Based Payments - Summary of Change in BSA Outstanding Number (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	181,008	147,359
Balance at end of period	217,508	181,008	147,359
BSA [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	181,008	147,359	143,694
Granted during the period	44,000	68,000	93,500
Forfeited during the period		24,902
Exercised during the period	7,500	9,359	89,835
Expired during the period	0	0	0
Balance at end of period	217,508	181,008	147,359